Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Change in Asset Retirement Obligation
The changes in the asset retirement obligation carrying amounts for the years ended December 31, 2013, 2012 and 2011, were as follows:

($ in millions)	Asset Retirement Obligations
Balance as of January 1, 2011	$20
Obligation relating to the future retirement of a facility	5
Balance as of December 31, 2011	25
Obligation relating to the future retirement of a facility	1
Revision of estimate	(3)
Accretion expense	2
Balance as of December 31, 2012	25
Balance as of December 31, 2013	$25

Schedule of Depreciable Assets, Straight-Line Method Useful Lives
The remaining assets are depreciated using the straight-line method, with the following lives:

	Years
Land improvements	3	-	40
Buildings and improvements	3	-	60
Capitalized software costs	3	-	9
Machinery and other equipment	2	-	45